Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share based Compensation
Summary of the group's share-based compensation cost	The table below presents a summary of the Group’s share-based compensation cost (in thousands):

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	833,389	758,413	823,765
Selling and marketing expenses	118,611	120,171	132,801
General and administrative expenses	1,105,547	1,214,995	1,119,018
Research and development expenses	983,945	1,080,581	1,167,226
	3,041,492	3,174,160	3,242,810

Restricted share units
Share based Compensation
Summary of the company's RSUs award activities

		Weighted average
		grant date fair
	Number of RSUs	value
	(in thousands)	US$
Outstanding at January 1, 2021	14,096	57.85
Granted	4,579	110.19
Vested	(5,067)	58.02
Forfeited	(612)	75.29
Outstanding at December 31, 2021	12,996	75.40

Outstanding at January 1, 2022	12,996	75.40
Granted	5,335	93.98
Vested	(4,630)	75.01
Forfeited	(696)	84.55
Outstanding at December 31, 2022	13,005	82.67

Outstanding at January 1, 2023	13,005	82.67
Granted	4,795	84.73
Vested	(5,190)	76.27
Forfeited	(523)	88.24
Outstanding at December 31, 2023	12,087	86.00